Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014
Investments
Debt securities, available for sale, at fair value		$ 12,351	[1]	$ 13,194	[2]
Policy loans				104
Receivable for securities sold				15
Total investments		12,351		13,313
Cash and cash equivalents		17,093		5,602
Accrued investment income		134		80
Reinsurance recoverable from affiliate		24,628		25,199
Assets on deposit		947,595		349,937
Premiums receivable, net		26		28
Net deferred tax asset		682		440
Receivable from affiliate		4,518		2,765
Other assets and receivables		268		220
Federal income taxes recoverable from affiliate		516		1,797
Total assets		1,007,811		399,381
Liabilities
Claim and policy benefit reserves - life and health		21,537		22,368
Policyholder account balances		951,068		353,549
Unearned premiums		1		3
Payables to affiliates		2,480		1,292
Accounts payable and other liabilities		11,177		2,954
Total liabilities		$ 986,263		$ 380,166
Commitments and contingencies	[3]
Stockholder's equity
Common stock	[4]	$ 5,000		$ 5,000
Additional paid in capital		10,500		10,500
Accumulated Other Comprehensive Income, net of tax		(225)	[5]	222	[6]
Retained earnings (deficit)		6,273		3,493
Total stockholder's equity		21,548		19,215
Total liabilities and stockholder's equity		$ 1,007,811		$ 399,381

[1]	Amortized cost - $12,698
[2]	Amortized cost - $12,854
[3]	Note 11.
[4]	Common stock, $5 par value, authorized 1,000 shares; issued and outstanding 1,000 shares
[5]	Accumulated other comprehensive income, net of tax benefit - $(122)
[6]	Accumulated other comprehensive income, net of tax expense - $118